Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating expenses:
Research and development	$ 1,788	$ 16,553	$ 6,629	$ 25,405	$ 73,634	$ 31,065	$ 16,839
General and administrative	3,864	2,616	6,403	5,455	11,823	8,640	2,043
Total Operating expenses	5,652	19,169	13,032	30,860	85,457	39,705	18,882
Loss from operations	(5,652)	(19,169)	(13,032)	(30,860)	(85,457)	(39,705)	(18,882)
Interest income					2,817	2,124
Other income (expense), net	54	847	403	1,478	(63)	(7)	(14,896)
Loss before income taxes	(5,598)	(18,322)	(12,629)	(29,382)	(82,703)	(37,588)	(33,778)
Income tax expense	1	10	8	19	36	26	0
Net loss	$ (5,599)	$ (18,332)	$ (12,637)	$ (29,401)	$ (82,739)	$ (37,614)	$ (33,778)
Net loss per share, basic and diluted	$ (0.15)	$ (0.51)	$ (0.35)	$ (0.91)	$ (2.41)	$ (1.42)	$ (8.42)
Weighted-average common shares used in computing net loss per share, basic and diluted	36,446,235	35,684,368	36,445,460	32,248,646	34,306,374	26,439,216	4,009,513
Other comprehensive gain (loss):
Net unrealized (losses) gains on marketable securities	$ (32)	$ 138	$ (49)	$ 211	$ 90	$ (41)
Total other comprehensive income (loss)					90	(41)
Comprehensive loss	$ (5,631)	$ (18,194)	$ (12,686)	$ (29,190)	$ (82,649)	$ (37,655)	$ (33,778)